Brumadinho dam failure (Tables)	12 Months Ended
Dec. 31, 2022
Brumadinho Dam Failure
Summary of changes in provisions to meet its assumed obligations, including de-characterization of the dams

	December 31, 2021	Operating expense	Monetary and present value adjustments	Disbursements	Translation adjustment	December 31, 2022
Global Settlement for Brumadinho
Payment obligations	1,427	-	113	(795)	137	882
Provision for socio-economic reparation and others	852	-	3	(72)	84	867
Provision for social and environmental reparation	705	-	59	(37)	50	777
	2,984	-	175	(904)	271	2,526
Commitments
Tailings containment and geotechnical safety	318	303	(1)	(80)	19	559
Individual indemnification	115	-	(4)	(74)	8	45
Other commitments	120	97	(5)	(35)	5	182
	553	400	(10)	(189)	32	786
Liability	3,537	400	165	(1,093)	303	3,312

Current liability	1,156					944
Non-current liability	2,381					2,368
Liability	3,537					3,312

Discount rate in nominal terms	8.08%					9.08%

(i)	The Company has incurred expenses, which have been recognized straight to the income statement, in relation to tailings management, humanitarian assistance, payroll, legal services, water supply, among others. In 2022, the Company incurred expenses in the amount of US$620 (2021: US$650).